STOCKHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
STOCKHOLDERS' EQUITY

NOTE 13- STOCKHOLDERS' EQUITY

The following table summarizes changes in stockholders' equity during the quarter ended March 31, 2012:

	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)									NON-CONTROLLING INTERESTS
							Additional			Total
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained		Non
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total	Controlling	Total
Balance, December 31, 2011	22,034	$ 22	90,934	$ 92	26,978,501	$26,788	$ 16,546,092	$ (24,544,723)	$(7,971,729)	$ (36,652)	$ (8,008,381)

Convert Preferred C to Common			(314)	0	110,005	110	(110)		0		0

Issuance of shares for services					106,325	106	36,044		(36,150)	0	36,150

Net Loss for the nine months ended
March 31, 2012								(192,158)	(192,158)	(6,822)	(198,980)
Balance, March 31, 2012	22,034	$ 22	90,620	$ 92	27,194,831	$ 27,004	$ 16,582,026	$ (24,736,881)	$ (8,127,737)	$(43,474)	$ (8,171,211)